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Cheryl Shelton
Paralegal
(860) 580-2844
Fax: (860) 580-4844
Cheryl.Shelton@us.ing.com

July 21, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account B Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans File Nos.: 033-75996 and 811-02512 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement to the Contract Prospectus contained in Post-Effective Amendment No. 39 to the
Registration Statement on Form N-4 (“Amendment No. 39”) for Variable Annuity Account B of
ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No.
39 which was declared effective on July 16, 2009. The text of Amendment No. 39 was filed electronically on July 16, 2009.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-
2831 or the undersigned at 860-580-2844.

Sincerely,

/s/ Cheryl Shelton

Cheryl Shelton

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774